Omnibus Incentive Compensation Plan (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended					6 Months Ended	8 Months Ended			2 Months Ended	6 Months Ended				9 Months Ended	6 Months Ended			6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Partnerships Omnibus Incentive Compensation Plan [Member]	Jul. 22, 2010 Partnerships Omnibus Incentive Compensation Plan [Member]	Apr. 29, 2008 Partnerships Omnibus Incentive Compensation Plan [Member]	Jun. 30, 2012 Partnerships Omnibus Incentive Compensation Plan Employees [Member]	Aug. 25, 2010 Partnerships Omnibus Incentive Compensation Plan Employees [Member]	Aug. 31, 2010 Partnerships Omnibus Incentive Compensation Plan Non Employees [Member]	Jun. 30, 2012 Partnerships Omnibus Incentive Compensation Plan Non Employees [Member]	Mar. 01, 2010 Crude Carriers Corp. Equity Incentive Plan [Member]	Jun. 30, 2012 Crude Carriers Corp. Equity Incentive Plan [Member]	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Equity Incentive Plan [Member]	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Employee Equity Incentive Plan [Member]	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Non Employee Equity Incentive Plan [Member]	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Independent Committee [Member]	Jun. 30, 2012 Employee Equity Compensation [Member]	Dec. 31, 2011 Employee Equity Compensation [Member]	Aug. 25, 2010 Employee Equity Compensation [Member]	Jun. 30, 2012 Non Employee Equity Compensation [Member]	Dec. 31, 2011 Non Employee Equity Compensation [Member]
Units / Shares authorized				800,000	500,000					400,000
Units granted							448,000	347,200		399,500						0			0
Number of annual installments						3					3
Vesting date of remaining awards									2013-08-31		2013-08-31
Shares exchange ratio												1.56
Unvested shares													205,000	194,400		534,066	536,666		650,464	650,464
Number of units converted													319,800	303,264
Vested shares															20,000	2,600			0
Number of units vested and converted															31,200
Value of unvested units accrued distribution			$ 1,698
Share based compensation	1,991	1,159														912			1,079
Total unrecognized compensation cost																2,138
Grant date unit price																		$ 8.08
Expected period of recognition for unrecognized compensation cost																1 year 1 month 25 days
Total unrecognized compensation cost																			$ 2,380
Grant date unit price																			$ 7.56
Expected period of recognition for unrecognized compensation cost																			1 year 2 months 0 days